Inventories (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Ore stockpile	$ 4,533	$ 3,361
Gold in-circuit	837	689
Gold doré	55	52
Total precious metals inventories	5,425	4,102
Supplies	824	859
Total inventories	$ 6,249	$ 4,961